CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

NOTE 4 – CASH AND CASH EQUIVALENTS

The analysis of cash and cash equivalents at 31 December 2023 and 2022 are as follows:

	2023	2022

Banks
- USD denominated time deposits	4,364,432	4,613,034
- TRY denominated time deposits	316,819	3,638,580
- TRY denominated demand deposits	811,499	353,169
- USD denominated demand deposits	3,923	71,638
- Other foreign currency deposits	3,327	534

	5,500,000	8,676,955

The weighted average interest rates of time deposits denominated in TRY and USD at 31 December 2023 are 39.79% per annum and 0.47% per annum, respectively (2022: 20.64% per annum for TRY, 1.87% per annum for USD). As of 31 December 2023, average maturity of time deposits is 3 days (31 December 2022: 18 days).

As of 31 December 2023 and 2022 there is no restricted cash.

At 31 December 2023, cash and cash equivalents included interest accrual amounting to TRY835 thousand (2022: TRY10,228 thousand); consequently, cash and cash equivalents as reported in the consolidated statement of cash flows amounted to TRY5,499,165 thousand (2022: TRY8,666,727 thousand).